Other Payables	12 Months Ended
Dec. 31, 2019
Disclosure of Other Payables Explanatory [Abstract]
Disclosure of Other Payables Explanatory [Text Block]
NOTE 7:	OTHER PAYABLES

			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars

Employees and payroll accruals (*)	2,317	877	254
Accrued expenses	1,499	2,025	586
Other	196	178	51

	4,012	3,080	891

(*)	Balance includes related parties (The Company’s CEO and the Chairman of the Board of Directors).